Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 4,499,914	$ 960,032	$ 610,439
Retained interest in purchased accounts receivable, net		4,966,338	7,019,463
Accounts receivable, net of allowance for doubtful accounts of $593,180 in 2014	25,641	119
Prepaid expenses	156,929	50,188
Due from clients		256,313
Earned but uncollected fee income		138,480	168,805
Prepaid expenses and other		52,904	100,998
Lease merchandise, net	2,572,850	8,004
Assets of discontinued operations	30,448	5,363,728
Total current assets	7,285,782	6,382,071	7,899,705
PROPERTY AND EQUIPMENT, net	164,828	58,079	14,257
OTHER ASSETS:
Intangible assets - patent costs	30,760	30,760
Security deposits	57,253	9,485	6,023
Total other assets	88,013	40,245	6,023
Total Assets	7,538,623	6,480,395	7,919,985
CURRENT LIABILITIES:
Due to financial institution		3,240,942	4,977,763
Accounts payable	164,938	20,349	86,772
Accrued payroll and related taxes	169,194	68,140	69,338
Accrued expenses	127,481	3,693	59,252
Liabilities of discontinued operations	140,508	3,331,955
Collected but unearned fee income		12,328	28,642
Total current liabilities	602,121	3,424,137	5,221,767
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
PREFERRED STOCK, net of issuance costs of $1,209,383	610,459	671,409	671,409
COMMON STOCK	3,477	2,115	1,863
ADDITIONAL PAID IN CAPITAL	15,335,324	8,548,162	7,496,693
ACCUMULATED DEFICIT	(9,012,758)	(6,165,428)	(5,471,747)
Total Stockholders' Equity	6,936,502	3,056,258	2,698,218
Total Liabilities and Stockholder's Equity	$ 7,538,623	$ 6,480,395	$ 7,919,985